Form N-CSR Cover	12 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended May 31, 20254, originally filed with the Securities and Exchange Commission on August 8, 2025 (Accession Number 0001580642-24-003419). The purpose of this amendment is to remove “Unaudited” from page 120 of the Annual Financial Statements and Additional Information in the Notes Financial Statements that inadvertently included in the original filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025